Basic and Diluted Loss per Share (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Diluted weighted-average number of shares outstanding	4,972,546	1,556,828	1,387,219